Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Current taxes	$ 30,302	$ 22,375	$ 20,952
Deferred taxes	(6,001)	(9,004)	211
Total	$ 24,301	$ 13,371	$ 21,163